Derivative Instruments (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2017
Schedule Of Net Unrealized Appreciation Depreciation On Futures And Forward Currency Contracts By Settlement Currency Type

As of December 31,
	2017		2016
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$(671,838)	7.02%	$128,539	2.49%
British pound	2,903,486	(30.35)	558,726	10.84
Canadian dollar	47,569	(0.50)	(6,500)	(0.13)
Euro	(9,368,585)	97.92	2,687,273	52.13
Hong Kong dollar	18,681	(0.20)	46,550	0.90
Japanese yen	1,438,203	(15.03)	490,906	9.52
Korean won	340,400	(3.56)	269,231	5.22
Malaysian ringgit	20,435	(0.21)	(74,203)	(1.44)
Norwegian krone	(566,513)	5.92	(108,330)	(2.10)
Polish zloty	151,032	(1.58)	(44,969)	(0.87)
Singapore dollar	25,755	(0.27)	(4,520)	(0.09)
South African rand	45,803	(0.48)	17,049	0.33
Swedish krona	(493,314)	5.16	(136,742)	(2.65)
Turkish lira	(557,950)	5.83	(38,566)	(0.75)
U.S. dollar	(2,901,242)	30.33	1,370,886	26.60

Total	$(9,568,078)	100.00%	$5,155,330	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2017

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$7,084,104	$(17,454)	$115,340	$(1,012,320)	$6,169,670
Grains	100	(20,490)	274,100	(170,089)	83,621
Interest rates	1,344,904	(7,671,980)	829,470	(64,585)	(5,562,191)
Livestock	—	—	6,260	(73,180)	(66,920)
Metals	8,558,331	(66,580)	22,964	(8,800,940)	(286,225)
Softs	357,125	(6,705)	679,252	(274,826)	754,846
Stock indices	4,844,811	(3,197,432)	858,712	(1,453,435)	1,052,656
Total futures contracts	22,189,375	(10,980,641)	2,786,098	(11,849,375)	2,145,457

Forward currency contracts	5,225,346	(3,608,419)	2,226,484	(15,556,946)	(11,713,535)

Total futures and forward currency contracts	$27,414,721	$(14,589,060)	$5,012,582	$(27,406,321)	$(9,568,078)

Fair Value of Futures and Forward Currency Contracts at December 31, 2016

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$125,805	$(10,214)	$23,840	$(99,066)	$40,365
Grains	—	(2,980)	122,923	(71,038)	48,905
Interest rates	2,658,089	(432,542)	104	(31,906)	2,193,745
Livestock	5,130	(2,850)	—	—	2,280
Metals	750,102	(772,637)	545,558	(257,287)	265,736
Softs	547	(87,991)	156,789	(104,119)	(34,774)
Stock indices	1,876,503	(665,161)	22,049	(341,276)	892,115
Total futures contracts	5,416,176	(1,974,375)	871,263	(904,692)	3,408,372

Forward currency contracts	476,460	(1,260,906)	3,059,242	(527,838)	1,746,958

Total futures and forward currency contracts	$5,892,636	$(3,235,281)	$3,930,505	$(1,432,530)	$5,155,330

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2017	2016

Futures contracts:
Energies	$(4,125,803)	$(6,466,624)
Grains	(2,701,652)	2,864,072
Interest rates	(3,601,865)	10,837,509
Livestock	(434,030)	139,270
Metals	604,208	(916,623)
Softs	2,476,401	(1,026,914)
Stock indices	67,182,560	17,017,329

Total futures contracts	59,399,819	22,448,019

Forward currency contracts	(28,213,894)	8,168,262

Total futures and forward currency contracts	$31,185,925	$30,616,281

Schedule Of Monthly Average Future And Forward Currency Contracts

	2017	2016

Average bought	35,579	12,089
Average sold	34,774	11,834
Average notional	$3,685,000,000	$1,360,000,000

Offsetting Derivative Assets And Liabilities

Offsetting of derivative assets and liabilities at December 31, 2017

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition

Futures contracts
Counterparty C	$8,020,778	$(7,204,167)	$816,611
Counterparty I	16,954,695	(15,625,849)	1,328,846
Total futures contracts	24,975,473	(22,830,016)	2,145,457

Total assets	$24,975,473	$(22,830,016)	$2,145,457

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition

Forward currency contracts
Counterparty G	$7,086,206	$(2,515,193)	$4,571,013
Counterparty H	12,079,159	(4,936,637)	7,142,522
Total forward contracts	19,165,365	(7,451,830)	11,713,535

Total liabilities	$19,165,365	$(7,451,830)	$11,713,535

(Continued)

	Amounts Not Offset in the Statement of Financial Condition

	Net amounts of
	Assets
	presented in the
Counterparty	Statement of Financial	Financial	Collateral
	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$816,611	$—	$(816,611)	$—
Counterparty I	1,328,846	—	(1,328,846)	—
Total	$2,145,457	$—	$(2,145,457)	$—

	Amounts Not Offset in the Statement of Financial Condition

	Net amounts of
	Liabilities
	presented in the
Counterparty	Statement of Financial	Financial	Collateral
	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty G	$4,571,013	$—	$4,571,013	$—
Counterparty H	7,142,522	—	7,142,522	—
Total	$11,713,535	$—	$11,713,535	$—

(1)

Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.

(3)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2017.

(4)	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2017.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2016

		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statement of	the Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$3,612,002	$(1,405,548)	$2,206,454
Counterparty I	2,675,437	(1,473,519)	1,201,918
Total futures contracts	6,287,439	(2,879,067)	3,408,372

Forward currency contracts
Counterparty G	1,707,952	(615,087)	1,092,865
Counterparty H	1,827,750	(1,173,657)	654,093
Total forward contracts	3,535,702	(1,788,744)	1,746,958
Total assets	$9,823,141	$(4,667,811)	$5,155,330

	Amounts Not Offset in the Statement of Financial Condition

	Net amounts of
	Assets
	presented in the
Counterparty	Statement of Financial	Financial	Collateral
	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$2,206,454	$—	$(2,206,454)	$—
Counterparty I	1,201,918	—	(1,201,918)	—
Counterparty G	1,092,865	—	—	1,092,865
Counterparty H	654,093	—	—	654,093
Total	$5,155,330	$—	$(3,408,372)	$1,746,958

(1)	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange.

(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.

(3)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2016.